Income tax - Income tax expense (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total tax expense
Current income tax expense	₽ (2,837)
Deferred tax benefit/(expense)	(243)	₽ (420)
Income tax expense for the year	₽ (3,080)	(3,119)	₽ (2,513)
Continuing and discontinued operations
Total tax expense
Current income tax expense		(2,498)	(1,620)
Deferred tax benefit/(expense)		(420)	128
Income tax expense for the year		₽ (2,918)	₽ (1,492)